Liabilities Collateralized by Pledges	12 Months Ended
Mar. 31, 2015
Text Block [Abstract]
Liabilities Collateralized by Pledges	NOTE 14: — LIABILITIES COLLATERALIZED BY PLEDGES Balance of liabilities collateralized by pledges is as follows:

	March 31,
	2015	2014
Mortgage for U.S. headquarters facility	$5,888	$6,745